FINANCING AND LOANS - Court Action Changes in the ADA for financing and loans granted (Details) - Loans and receivables - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCING AND LOANS
Beginning balance	R$ 258,338	R$ 241,047	R$ 225,293
(+) Charged to bad debt expenses	36,024	20,521	19,367
(-) Reversal	(25,442)	(3,230)	(3,613)
Ending balance	R$ 268,920	R$ 258,338	R$ 241,047